Schedule 1 - Registrant's Condensed Financial Statements - Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ in Millions											9 Months Ended	12 Months Ended
	May 16, 2016	Nov. 02, 2015	Jul. 31, 2015	Apr. 30, 2015	Feb. 02, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Dec. 23, 2013	Jan. 03, 2016	Jan. 03, 2016	Dec. 28, 2014
Condensed Financial Statements, Captions [Line Items]
Voting Power of common stock										100.00%
Common Stock
Condensed Financial Statements, Captions [Line Items]
Stock issued upon conversion, shares	25,303,164
Voting Power of common stock										40.00%
CD&R
Condensed Financial Statements, Captions [Line Items]
Voting Power of common stock										60.00%
CD&R | Common Stock
Condensed Financial Statements, Captions [Line Items]
Stock issued upon conversion, shares										20,200,000
Redeemable Convertible Preferred Stock
Condensed Financial Statements, Captions [Line Items]
Voting Power of common stock										60.00%
Cumulative dividends in-kind, pro rata rate												12.00%
Convertible preferred stock, beneficial conversion feature												$ 18.6	$ 3.9
Redeemable Convertible Preferred Stock | CD&R
Condensed Financial Statements, Captions [Line Items]
Convertible preferred stock, shares issued upon conversion											116.18	116.18
Stock issued upon acquisition										$ 174.0
Stock issued upon acquisition, shares										174,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cumulative dividends in-kind, pro rata rate		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Parent Company | CD&R
Condensed Financial Statements, Captions [Line Items]
Voting Power of common stock										60.00%
Parent Company | CD&R | Common Stock
Condensed Financial Statements, Captions [Line Items]
Stock issued upon conversion, shares										20,200,000
Parent Company | Redeemable Convertible Preferred Stock
Condensed Financial Statements, Captions [Line Items]
Convertible preferred stock, beneficial conversion feature											$ 18.6		$ 3.9
Parent Company | Redeemable Convertible Preferred Stock | CD&R
Condensed Financial Statements, Captions [Line Items]
Convertible preferred stock, shares issued upon conversion											116.18	116.18
Stock issued upon acquisition										$ 174.0
Stock issued upon acquisition, shares										174,000